DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

(Formerly known as Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF)

August 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.8%
Basic Materials - 2.5%
Chemicals - 1.7%
Dow Chemical Co.
7.375%, 11/1/29	$10,000	$13,979
2.10%, 11/15/30(a)	10,000	10,075
DuPont de Nemours, Inc.
4.205%, 11/15/23	10,000	10,770
5.419%, 11/15/48	10,000	14,175
Ecolab, Inc.,
2.70%, 11/1/26	15,000	16,132
Linde, Inc.,
2.00%, 8/10/50	5,000	4,414
LYB International Finance III LLC,
3.375%, 5/1/30	13,000	14,343
LyondellBasell Industries NV,
4.625%, 2/26/55	10,000	12,621
Nutrien Ltd.
3.15%, 10/1/22	10,000	10,233
5.00%, 4/1/49	10,000	13,492
Sherwin-Williams Co.,
4.50%, 6/1/47	13,000	16,378

(Cost $125,197)		136,612

Forest Products & Paper - 0.2%
International Paper Co.,
4.80%, 6/15/44
(Cost $10,830)	10,000	12,897

Iron/Steel - 0.3%
Nucor Corp.,
3.95%, 5/1/28	20,000	22,866
Steel Dynamics, Inc.,
2.80%, 12/15/24	2,000	2,109

(Cost $23,210)		24,975

Mining - 0.3%
Newmont Corp.
2.25%, 10/1/30	10,000	10,088
4.875%, 3/15/42	5,000	6,419
Teck Resources Ltd.,
3.90%, 7/15/30(a)	5,000	5,466

(Cost $20,159)		21,973

Communications - 8.2%
Advertising - 0.1%
Interpublic Group of Cos., Inc.,
2.40%, 3/1/31
(Cost $5,116)	5,000	5,109

Internet - 1.8%
Alphabet, Inc.
1.998%, 8/15/26	25,000	26,295
2.25%, 8/15/60	5,000	4,556
Amazon.com, Inc.
5.20%, 12/3/25	15,000	17,560
1.00%, 5/12/26(a)	10,000	10,053
1.50%, 6/3/30	19,000	18,701
2.10%, 5/12/31	10,000	10,270
4.25%, 8/22/57	18,000	23,484
3.25%, 5/12/61	10,000	10,920
Booking Holdings, Inc.,
3.60%, 6/1/26	8,000	8,865
eBay, Inc.,
4.00%, 7/15/42	9,000	10,268

(Cost $141,136)		140,972

Media - 1.8%
Discovery Communications LLC
3.45%, 3/15/25	10,000	10,736
5.20%, 9/20/47	7,000	8,821
4.00%, 9/15/55	6,000	6,453
TWDC Enterprises 18 Corp.,MTN,
2.95%, 6/15/27(a)	15,000	16,443
ViacomCBS, Inc.
4.95%, 1/15/31	16,000	19,368
4.95%, 5/19/50	10,000	12,740
Walt Disney Co.
1.75%, 8/30/24	8,000	8,283
3.70%, 3/23/27	15,000	16,958
2.75%, 9/1/49	3,000	2,991
4.70%, 3/23/50	15,000	20,138
3.60%, 1/13/51	5,000	5,783
3.80%, 5/13/60	7,000	8,374

(Cost $127,775)		137,088

Telecommunications - 4.5%
Cisco Systems, Inc.
2.20%, 9/20/23	5,000	5,186
5.50%, 1/15/40	10,000	14,155
Corning, Inc.
5.35%, 11/15/48	7,000	9,788
4.375%, 11/15/57	3,000	3,698
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	10,000	15,052
Motorola Solutions, Inc.,
2.30%, 11/15/30	10,000	9,958
Orange SA,
5.50%, 2/6/44	6,000	8,459
Rogers Communications, Inc.
4.10%, 10/1/23	10,000	10,645
4.50%, 3/15/43	10,000	11,757
4.30%, 2/15/48	2,000	2,309
Telefonica Europe BV,
8.25%, 9/15/30	30,000	43,985
TELUS Corp.,
3.70%, 9/15/27	10,000	11,296
Verizon Communications, Inc.
3.376%, 2/15/25	5,000	5,418
4.016%, 12/3/29	8,000	9,218
2.55%, 3/21/31	18,000	18,600
4.40%, 11/1/34	25,000	30,178
4.272%, 1/15/36	17,000	20,324
4.812%, 3/15/39	20,000	25,428
5.012%, 4/15/49	5,000	6,694
3.55%, 3/22/51	5,000	5,440
5.012%, 8/21/54	5,000	6,901
4.672%, 3/15/55	27,000	35,144
2.987%, 10/30/56	15,000	14,492
Vodafone Group PLC
4.375%, 2/19/43	20,000	23,782

5.25%, 5/30/48	6,000	8,002

(Cost $319,578)		355,909

Consumer, Cyclical - 5.3%
Apparel - 0.4%
NIKE, Inc.
2.375%, 11/1/26	5,000	5,332
3.625%, 5/1/43	15,000	17,810
VF Corp.,
2.40%, 4/23/25	5,000	5,239

(Cost $26,108)		28,381

Auto Manufacturers - 1.2%
American Honda Finance Corp.,MTN,
2.15%, 9/10/24	35,000	36,506
Cummins, Inc.,
1.50%, 9/1/30	8,000	7,756
PACCAR Financial Corp.,MTN,
1.90%, 2/7/23	5,000	5,115
Toyota Motor Credit Corp.
MTN, 2.90%, 3/30/23	13,000	13,534
GMTN, 3.45%, 9/20/23	10,000	10,627
3.65%, 1/8/29	22,000	25,173

(Cost $95,813)		98,711

Home Builders - 0.3%
D.R. Horton, Inc.,
5.75%, 8/15/23	15,000	16,312
MDC Holdings, Inc.,
3.966%, 8/6/61	4,000	3,908
NVR, Inc.,
3.00%, 5/15/30	5,000	5,308

(Cost $25,667)		25,528

Office Furnishings - 0.1%
Steelcase, Inc.,
5.125%, 1/18/29
(Cost $5,339)	5,000	5,858

Retail - 3.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	10,000	9,972
Darden Restaurants, Inc.,
3.85%, 5/1/27	5,000	5,555
Home Depot, Inc.
3.00%, 4/1/26	20,000	21,754
2.70%, 4/15/30	28,000	30,098
3.90%, 6/15/47	2,000	2,410
4.50%, 12/6/48	5,000	6,582
3.50%, 9/15/56	10,000	11,448
Lowe’s Cos., Inc.
3.65%, 4/5/29	30,000	33,698
4.375%, 9/15/45	6,000	7,301
4.55%, 4/5/49	4,000	5,054
McDonald’s Corp.
MTN, 1.45%, 9/1/25	10,000	10,204
MTN, 2.125%, 3/1/30	25,000	25,469
MTN, 3.625%, 9/1/49	10,000	11,271
Starbucks Corp.
4.00%, 11/15/28	13,000	15,023
4.50%, 11/15/48	5,000	6,348
3.50%, 11/15/50	5,000	5,493
Target Corp.
2.50%, 4/15/26	15,000	16,127
4.00%, 7/1/42	6,000	7,556
TJX Cos., Inc.,
2.25%, 9/15/26	8,000	8,449
Walgreens Boots Alliance, Inc.,
4.10%, 4/15/50	10,000	11,370

(Cost $235,154)		251,182

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.,
3.90%, 11/19/29
(Cost $6,073)	6,000	6,714

Consumer, Non-cyclical - 17.0%
Agriculture - 0.2%
Archer-Daniels-Midland Co.,
4.50%, 3/15/49
(Cost $16,387)	13,000	17,526

Beverages - 1.8%
Coca-Cola Co.
3.45%, 3/25/30	30,000	34,118
4.20%, 3/25/50	10,000	12,822
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	30,000	31,886
4.597%, 5/25/28	10,000	11,743
PepsiCo, Inc.
2.75%, 3/19/30	21,000	22,779
4.45%, 4/14/46	6,000	7,852
4.00%, 5/2/47	10,000	12,365
3.625%, 3/19/50	5,000	5,950

(Cost $133,106)		139,515

Biotechnology - 1.7%
Amgen, Inc.
3.625%, 5/22/24	10,000	10,737
4.40%, 5/1/45	25,000	30,563
3.375%, 2/21/50	5,000	5,326
4.663%, 6/15/51	4,000	5,197
Baxalta, Inc.,
5.25%, 6/23/45	12,000	16,483
Biogen, Inc.
4.05%, 9/15/25	10,000	11,119
144A, 3.25%, 2/15/51	7,000	7,054
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	16,211
1.65%, 10/1/30	2,000	1,953
4.00%, 9/1/36	15,000	17,599
4.75%, 3/1/46	5,000	6,440
4.15%, 3/1/47	6,000	7,201

(Cost $127,066)		135,883

Commercial Services - 0.5%
Equifax, Inc.,
2.60%, 12/15/25	8,000	8,469
Moody’s Corp.,
5.25%, 7/15/44	6,000	8,256
PayPal Holdings, Inc.
2.85%, 10/1/29	5,000	5,399
3.25%, 6/1/50	5,000	5,523

RELX Capital, Inc.,
4.00%, 3/18/29	5,000	5,656
S&P Global, Inc.,
2.30%, 8/15/60	5,000	4,410

(Cost $36,961)		37,713

Cosmetics/Personal Care - 0.7%
Colgate-Palmolive Co., MTN,
4.00%, 8/15/45	5,000	6,424
Estee Lauder Cos., Inc.,
2.00%, 12/1/24	20,000	20,921
Procter & Gamble Co.
2.85%, 8/11/27	11,000	12,047
3.60%, 3/25/50	5,000	6,264
Unilever Capital Corp., Series 30Y,
2.625%, 8/12/51	5,000	5,042

(Cost $48,572)		50,698

Food - 1.9%
Campbell Soup Co.,
4.15%, 3/15/28	5,000	5,701
Conagra Brands, Inc.
4.30%, 5/1/24	30,000	32,697
5.40%, 11/1/48	5,000	6,823
General Mills, Inc.
3.20%, 2/10/27	6,000	6,556
144A, 3.00%, 2/1/51	10,000	10,405
Kellogg Co.,
2.10%, 6/1/30	5,000	5,045
Kroger Co.
4.50%, 1/15/29(a)	18,000	21,362
4.45%, 2/1/47	3,000	3,666
3.95%, 1/15/50	3,000	3,504
McCormick & Co., Inc.,
3.40%, 8/15/27	5,000	5,558
Mondelez International, Inc.,
2.75%, 4/13/30	10,000	10,604
Sysco Corp.
3.75%, 10/1/25	5,000	5,501
3.25%, 7/15/27	17,000	18,578
6.60%, 4/1/50	10,000	16,031

(Cost $138,944)		152,031

Healthcare-Products - 0.3%
Danaher Corp.,
2.60%, 10/1/50	7,000	6,848
DH Europe Finance II SARL,
2.60%, 11/15/29	5,000	5,276
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	3,000	3,589
4.10%, 8/15/47	5,000	6,220

(Cost $22,015)		21,933

Healthcare-Services - 1.4%
Aetna, Inc.,
3.875%, 8/15/47	5,000	5,678
Anthem, Inc.
2.25%, 5/15/30	10,000	10,191
3.125%, 5/15/50	15,000	15,659
HCA, Inc.
4.75%, 5/1/23	15,000	15,997
4.125%, 6/15/29	2,000	2,266
5.50%, 6/15/47	7,000	9,260
5.25%, 6/15/49	3,000	3,917
Humana, Inc.,
3.125%, 8/15/29	23,000	24,878
Laboratory Corp. of America Holdings,
3.60%, 2/1/25	10,000	10,770
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	5,358
2.80%, 6/30/31	5,000	5,300

(Cost $102,545)		109,274

Household Products/Wares - 0.4%
Clorox Co.,
3.50%, 12/15/24	15,000	16,252
Kimberly-Clark Corp.,
2.875%, 2/7/50	10,000	10,534

(Cost $26,191)		26,786

Pharmaceuticals - 8.1%
AbbVie, Inc.
3.80%, 3/15/25	20,000	21,814
3.60%, 5/14/25	25,000	27,197
4.25%, 11/14/28	30,000	34,799
4.70%, 5/14/45	25,000	31,515
4.875%, 11/14/48	3,000	3,930
4.25%, 11/21/49	8,000	9,724
AmerisourceBergen Corp.,
4.30%, 12/15/47	6,000	7,092
AstraZeneca PLC
1.375%, 8/6/30	5,000	4,808
6.45%, 9/15/37	10,000	15,068
4.375%, 11/16/45	7,000	9,054
Becton Dickinson and Co.,
4.669%, 6/6/47	10,000	12,723
Bristol-Myers Squibb Co.
3.40%, 7/26/29	22,000	24,730
4.25%, 10/26/49	23,000	29,330
Cardinal Health, Inc.,
3.41%, 6/15/27(a)	20,000	21,955
Cigna Corp.
3.75%, 7/15/23	6,000	6,354
4.375%, 10/15/28	35,000	40,878
4.80%, 7/15/46	10,000	12,816
4.90%, 12/15/48	4,000	5,235
CVS Health Corp.
3.875%, 7/20/25	40,000	44,050
4.30%, 3/25/28	3,000	3,459
3.25%, 8/15/29	19,000	20,747
4.78%, 3/25/38	10,000	12,446
5.125%, 7/20/45	20,000	26,415
5.05%, 3/25/48	8,000	10,595
Eli Lilly & Co.
3.95%, 3/15/49	5,000	6,171
2.25%, 5/15/50	10,000	9,292
GlaxoSmithKline Capital PLC,
3.375%, 6/1/29	15,000	16,774
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,389
3.875%, 5/15/28	5,000	5,749
Johnson & Johnson
2.05%, 3/1/23	20,000	20,482
5.95%, 8/15/37	10,000	14,798
3.70%, 3/1/46	15,000	18,101

3.50%, 1/15/48	5,000	5,923
Merck & Co., Inc.
2.80%, 5/18/23	20,000	20,843
4.15%, 5/18/43	5,000	6,229
3.70%, 2/10/45	10,000	11,737
4.00%, 3/7/49	3,000	3,721
Novartis Capital Corp.,
2.75%, 8/14/50	13,000	13,487
Sanofi,
3.625%, 6/19/28	5,000	5,721
Shire Acquisitions Investments Ireland DAC,
2.875%, 9/23/23	20,000	20,885
Zoetis, Inc.
4.70%, 2/1/43	5,000	6,512
4.45%, 8/20/48	3,000	3,900

(Cost $595,185)		637,448

Energy - 8.0%
Oil & Gas - 4.4%
BP Capital Markets America, Inc.
3.017%, 1/16/27	30,000	32,458
4.234%, 11/6/28	5,000	5,789
3.00%, 2/24/50	6,000	5,958
BP Capital Markets PLC,
3.279%, 9/19/27	8,000	8,836
Cenovus Energy, Inc.
4.25%, 4/15/27	10,000	11,123
4.40%, 4/15/29	10,000	11,250
Chevron Corp.
1.141%, 5/11/23	5,000	5,075
1.554%, 5/11/25	10,000	10,264
2.954%, 5/16/26	9,000	9,760
2.236%, 5/11/30	5,000	5,189
3.078%, 5/11/50	4,000	4,230
Chevron USA, Inc.
5.05%, 11/15/44	2,000	2,711
4.95%, 8/15/47	4,000	5,481
ConocoPhillips, 144A,
4.85%, 8/15/48	3,000	3,976
ConocoPhillips Co.
4.30%, 11/15/44	7,000	8,524
5.95%, 3/15/46	10,000	15,031
Devon Energy Corp.,
5.85%, 12/15/25	15,000	17,476
Exxon Mobil Corp.
2.709%, 3/6/25	8,000	8,497
2.44%, 8/16/29	3,000	3,154
2.61%, 10/15/30	30,000	31,816
3.567%, 3/6/45	5,000	5,573
3.095%, 8/16/49	5,000	5,189
4.327%, 3/19/50	7,000	8,798
Hess Corp.
3.50%, 7/15/24(a)	10,000	10,616
5.80%, 4/1/47	5,000	6,518
Marathon Oil Corp.,
4.40%, 7/15/27(a)	5,000	5,658
Marathon Petroleum Corp.,
4.50%, 4/1/48	10,000	11,446
Phillips 66
5.875%, 5/1/42	8,000	11,031
4.875%, 11/15/44	3,000	3,779
Suncor Energy, Inc.
6.50%, 6/15/38	10,000	14,079
4.00%, 11/15/47	4,000	4,504
TotalEnergies Capital International SA
3.70%, 1/15/24	10,000	10,753
3.455%, 2/19/29	10,000	11,193
3.127%, 5/29/50	5,000	5,180
Valero Energy Corp.
2.85%, 4/15/25	5,000	5,279
3.40%, 9/15/26	15,000	16,169
2.15%, 9/15/27	4,000	4,080

(Cost $324,088)		346,443

Oil & Gas Services - 0.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	8,000	9,173
Halliburton Co.
3.80%, 11/15/25	1,000	1,102
2.92%, 3/1/30(a)	25,000	26,051
NOV, Inc.,
3.95%, 12/1/42	2,000	2,000
Schlumberger Investment SA,
3.65%, 12/1/23	5,000	5,319

(Cost $36,273)		43,645

Pipelines - 3.0%
Boardwalk Pipelines LP,
3.40%, 2/15/31	5,000	5,348
Cheniere Corpus Christi Holdings LLC,
5.125%, 6/30/27	10,000	11,664
Enbridge, Inc.,
3.70%, 7/15/27	25,000	27,732
Kinder Morgan, Inc.
3.15%, 1/15/23	15,000	15,529
2.00%, 2/15/31	20,000	19,519
3.25%, 8/1/50	23,000	22,701
ONEOK, Inc.
2.75%, 9/1/24	20,000	20,985
4.35%, 3/15/29	10,000	11,357
5.20%, 7/15/48(a)	5,000	6,176
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	10,000	11,574
4.50%, 5/15/30	10,000	11,615
TransCanada Pipelines Ltd.
4.10%, 4/15/30	8,000	9,177
7.625%, 1/15/39	13,000	20,385
4.875%, 5/15/48	3,000	3,850
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48	10,000	12,240
Williams Cos., Inc.
4.00%, 9/15/25	10,000	11,042
2.60%, 3/15/31	12,000	12,281

(Cost $219,310)		233,175

Financial - 32.1%
Banks - 21.4%
Bank of America Corp.
3.004%, 12/20/23	120,000	123,903
MTN, 1.898%, 7/23/31	15,000	14,704
Series N, 2.651%, 3/11/32	10,000	10,374
2.687%, 4/22/32	30,000	31,235
MTN, 4.33%, 3/15/50	8,000	10,015
MTN, 4.083%, 3/20/51	10,000	12,105
MTN, 2.831%, 10/24/51	10,000	9,842
Series N, 3.483%, 3/13/52	30,000	33,351
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	5,000	5,173
MTN, 3.95%, 11/18/25	30,000	33,629
MTN, 3.30%, 8/23/29	10,000	11,137
Bank of Nova Scotia
3.40%, 2/11/24	30,000	32,035
4.50%, 12/16/25	10,000	11,337
Barclays PLC,
2.667%, 3/10/32	40,000	40,703
Citigroup, Inc.
3.875%, 10/25/23	5,000	5,375
3.875%, 3/26/25	10,000	10,948
3.30%, 4/27/25	10,000	10,851
4.40%, 6/10/25	10,000	11,138
4.45%, 9/29/27	35,000	40,129
4.125%, 7/25/28	20,000	22,633
2.976%, 11/5/30	5,000	5,328
2.666%, 1/29/31	20,000	20,812
4.75%, 5/18/46	10,000	12,873
4.65%, 7/23/48	5,000	6,642
Cooperatieve Rabobank UA,
5.25%, 5/24/41	10,000	14,105
Credit Suisse Group AG,
4.55%, 4/17/26	15,000	17,003
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 9/15/22	35,000	36,245
Deutsche Bank AG,
3.70%, 5/30/24(b)	10,000	10,703
Goldman Sachs Group, Inc.
3.625%, 1/22/23	40,000	41,843
4.00%, 3/3/24	15,000	16,245
MTN, 3.85%, 7/8/24	10,000	10,814
3.50%, 1/23/25	10,000	10,776
3.50%, 11/16/26	20,000	21,785
3.80%, 3/15/30	10,000	11,288
6.25%, 2/1/41	20,000	29,726
MTN, 4.80%, 7/8/44	5,000	6,539
5.15%, 5/22/45	5,000	6,715
4.75%, 10/21/45	10,000	13,216
HSBC Holdings PLC,
6.10%, 1/14/42	20,000	29,541
HSBC USA, Inc.,
3.50%, 6/23/24	60,000	64,689
ING Groep NV,
3.95%, 3/29/27	10,000	11,269
JPMorgan Chase & Co.
3.20%, 1/25/23	15,000	15,621
4.023%, 12/5/24	30,000	32,237
2.083%, 4/22/26	40,000	41,328
2.739%, 10/15/30	10,000	10,539
2.522%, 4/22/31	30,000	31,102
2.956%, 5/13/31	30,000	31,784
3.964%, 11/15/48	20,000	23,746
3.109%, 4/22/51	25,000	26,230
KeyCorp,
MTN, 4.10%, 4/30/28	5,000	5,790
Lloyds Banking Group PLC,
1.627%, 5/11/27	35,000	35,171
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	20,000	22,162
4.05%, 9/11/28	32,000	36,827
3.741%, 3/7/29	5,000	5,648
Morgan Stanley
MTN, 0.56%, 11/10/23	20,000	20,035
Series F, 3.875%, 4/29/24	15,000	16,246
GMTN, 3.70%, 10/23/24	5,000	5,446
0.79%, 5/30/25	30,000	29,949
MTN, 2.72%, 7/22/25	5,000	5,256
MTN, 3.125%, 7/27/26	5,000	5,428
GMTN, 4.35%, 9/8/26	5,000	5,681
GMTN, 2.699%, 1/22/31	30,000	31,453
4.30%, 1/27/45	5,000	6,243
4.375%, 1/22/47	15,000	19,014
GMTN, 5.597%, 3/24/51	5,000	7,555
Natwest Group PLC,
1.642%, 6/14/27	30,000	30,127
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	21,643
2.20%, 11/1/24	30,000	31,526
3.45%, 4/23/29	5,000	5,587
Royal Bank of Canada,
GMTN, 2.25%, 11/1/24	30,000	31,471
Santander Holdings USA, Inc.,
4.40%, 7/13/27	10,000	11,292
Santander UK PLC,
4.00%, 3/13/24	10,000	10,857
State Street Corp.
3.10%, 5/15/23	10,000	10,472
3.152%, 3/30/31	15,000	16,621
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	5,000	5,578
2.632%, 7/14/26	5,000	5,331
3.364%, 7/12/27	30,000	33,099
Toronto-Dominion Bank
MTN, 1.90%, 12/1/22	25,000	25,532
GMTN, 3.50%, 7/19/23	10,000	10,606
Truist Bank
3.00%, 2/2/23	15,000	15,547
3.20%, 4/1/24	5,000	5,334
Truist Financial Corp.
MTN, 3.70%, 6/5/25	15,000	16,553
MTN, 1.95%, 6/5/30	10,000	10,166
US Bancorp,
MTN, 1.375%, 7/22/30	6,000	5,817
Westpac Banking Corp.,
3.35%, 3/8/27	15,000	16,668

(Cost $1,600,073)		1,669,092

Diversified Financial Services - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.875%, 8/14/24	20,000	20,860
Air Lease Corp.,
1.875%, 8/15/26	15,000	15,053
Ally Financial, Inc.,
4.625%, 3/30/25	40,000	44,690
American Express Co.
3.40%, 2/27/23	25,000	26,072
4.05%, 12/3/42	10,000	12,164
BlackRock, Inc.,
3.20%, 3/15/27	15,000	16,578
Charles Schwab Corp.,
4.625%, 3/22/30	10,000	12,228
CME Group, Inc.
3.75%, 6/15/28	15,000	17,188
5.30%, 9/15/43	5,000	7,194
Intercontinental Exchange, Inc.
4.00%, 10/15/23	15,000	16,093
3.00%, 9/15/60	10,000	9,929
Mastercard, Inc.
2.00%, 3/3/25	14,000	14,628
3.80%, 11/21/46	8,000	9,621
Nasdaq, Inc.,
1.65%, 1/15/31	8,000	7,633
Nomura Holdings, Inc.,
2.679%, 7/16/30	10,000	10,221
Visa, Inc.
2.80%, 12/14/22	10,000	10,292
3.15%, 12/14/25	5,000	5,465
2.75%, 9/15/27	5,000	5,440
4.15%, 12/14/35	13,000	15,995
3.65%, 9/15/47	8,000	9,447

(Cost $278,032)		286,791

Insurance - 3.1%
Aflac, Inc.,
3.60%, 4/1/30	5,000	5,685
Allstate Corp.,
4.20%, 12/15/46	13,000	16,328
American International Group, Inc.
2.50%, 6/30/25	20,000	21,046
4.375%, 1/15/55	7,000	8,785
Arch Capital Group Ltd.,
3.635%, 6/30/50	5,000	5,577
Chubb INA Holdings, Inc.
3.35%, 5/3/26	20,000	22,001
4.35%, 11/3/45	5,000	6,428
Equitable Holdings, Inc.,
4.35%, 4/20/28	10,000	11,502
Lincoln National Corp.,
3.35%, 3/9/25	28,000	30,334
Manulife Financial Corp.,
4.15%, 3/4/26	10,000	11,295
Marsh & McLennan Cos., Inc.,
4.375%, 3/15/29	10,000	11,762
Principal Financial Group, Inc.,
2.125%, 6/15/30	10,000	10,102
Progressive Corp.
2.45%, 1/15/27	15,000	16,042
4.125%, 4/15/47	3,000	3,751
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30	10,000	10,231
MTN, 4.60%, 5/15/44	10,000	12,910
3.905%, 12/7/47	12,000	14,253
Travelers Cos., Inc.,
3.75%, 5/15/46	9,000	10,670
Voya Financial, Inc.,
3.65%, 6/15/26	5,000	5,541
Willis North America, Inc.
2.95%, 9/15/29	5,000	5,297
5.05%, 9/15/48	5,000	6,615

(Cost $230,982)		246,155

Real Estate Investment Trusts - 3.9%
Alexandria Real Estate Equities, Inc.,
3.375%, 8/15/31	20,000	22,166
American Tower Corp.
3.50%, 1/31/23	15,000	15,650
3.80%, 8/15/29	2,000	2,235
2.90%, 1/15/30	20,000	21,065
Boston Properties LP
3.85%, 2/1/23	20,000	20,774
3.40%, 6/21/29	10,000	10,971
Crown Castle International Corp.
3.65%, 9/1/27	7,000	7,759
3.80%, 2/15/28	6,000	6,684
2.25%, 1/15/31	20,000	19,886
Duke Realty LP,
3.75%, 12/1/24	10,000	10,850
Equinix, Inc.,
2.625%, 11/18/24	25,000	26,279
ERP Operating LP,
4.50%, 7/1/44	12,000	15,436
Healthpeak Properties, Inc.,
3.00%, 1/15/30	5,000	5,360
Kimco Realty Corp.
3.40%, 11/1/22	20,000	20,601
4.25%, 4/1/45	7,000	8,272
Prologis LP,
4.375%, 2/1/29	20,000	23,645
Realty Income Corp.,
3.25%, 1/15/31	5,000	5,529
Simon Property Group LP,
3.80%, 7/15/50	10,000	11,288
Ventas Realty LP,
4.40%, 1/15/29	12,000	13,834
Welltower, Inc.,
3.625%, 3/15/24	15,000	16,024
Weyerhaeuser Co.,
4.00%, 4/15/30	20,000	22,882

(Cost $291,956)		307,190

Industrial - 6.7%
Building Materials - 0.8%
Carrier Global Corp.
2.493%, 2/15/27(a)	10,000	10,538
3.577%, 4/5/50	10,000	10,916
Johnson Controls International PLC,
4.50%, 2/15/47	10,000	12,713
Masco Corp.,
2.00%, 10/1/30	5,000	4,937
Owens Corning,
4.30%, 7/15/47	9,000	10,642
Vulcan Materials Co.,
3.50%, 6/1/30	10,000	11,134

(Cost $54,513)		60,880

Electrical Components & Equipment - 0.1%
Emerson Electric Co.,
2.75%, 10/15/50
(Cost $5,134)	5,000	5,064

Electronics - 0.2%
Agilent Technologies, Inc.,
2.30%, 3/12/31	5,000	5,073
Flex Ltd.,
4.875%, 5/12/30	3,000	3,498

Fortive Corp.,

3.15%, 6/15/26	10,000	10,872

(Cost $18,401)		19,443

Environmental Control - 0.4%
Republic Services, Inc.
2.30%, 3/1/30	5,000	5,131
3.05%, 3/1/50	5,000	5,253
Waste Connections, Inc.,
2.60%, 2/1/30	5,000	5,237
Waste Management, Inc.
2.90%, 9/15/22	15,000	15,311
3.15%, 11/15/27	3,000	3,299

(Cost $34,732)		34,231

Hand/Machine Tools - 0.2%
Stanley Black & Decker, Inc.
3.40%, 3/1/26	5,000	5,505
2.30%, 3/15/30	10,000	10,449

(Cost $16,296)		15,954

Machinery-Construction & Mining - 0.5%
Caterpillar Financial Services Corp.,
MTN, 0.45%, 5/17/24	20,000	19,973
Caterpillar, Inc.
3.803%, 8/15/42	5,000	5,991
3.25%, 9/19/49	10,000	11,145

(Cost $35,239)		37,109

Machinery-Diversified - 0.6%
Deere & Co.,
3.90%, 6/9/42	10,000	12,192
John Deere Capital Corp.
MTN, 2.05%, 1/9/25	10,000	10,453
MTN, 3.45%, 3/13/25	10,000	10,946
Otis Worldwide Corp.,
3.362%, 2/15/50	11,000	11,989

(Cost $43,061)		45,580

Miscellaneous Manufacturing - 1.2%
3M Co.
MTN, 2.25%, 3/15/23	20,000	20,566
MTN, 3.25%, 2/14/24	5,000	5,328
MTN, 4.00%, 9/14/48	12,000	14,793
Eaton Corp.,
4.15%, 11/2/42	10,000	12,106
Illinois Tool Works, Inc.,
3.50%, 3/1/24	10,000	10,672
Parker-Hannifin Corp.,
3.25%, 6/14/29	10,000	10,881
Trane Technologies Global Holding Co. Ltd.,
4.25%, 6/15/23	20,000	21,314

(Cost $93,030)		95,660

Packaging & Containers - 0.1%
Amcor Flexibles North America, Inc.,
2.63%, 6/19/30	5,000	5,199
Sonoco Products Co.,
3.125%, 5/1/30	2,000	2,165

(Cost $7,483)		7,364

Transportation - 2.5%
Canadian National Railway Co.,
2.75%, 3/1/26	5,000	5,357
Canadian Pacific Railway Co.,
2.90%, 2/1/25	10,000	10,610
CSX Corp.
2.40%, 2/15/30	20,000	20,701
3.80%, 11/1/46	20,000	23,015
FedEx Corp.
4.25%, 5/15/30	5,000	5,847
5.25%, 5/15/50(a)	15,000	20,734
Kansas City Southern,
3.50%, 5/1/50	5,000	5,379
Norfolk Southern Corp.,
4.05%, 8/15/52	18,000	21,573
Union Pacific Corp.
2.40%, 2/5/30	18,000	18,699
144A, 2.891%, 4/6/36	5,000	5,263
3.839%, 3/20/60	25,000	29,094
United Parcel Service, Inc.
4.45%, 4/1/30	15,000	18,141
3.75%, 11/15/47	10,000	11,999

(Cost $184,863)		196,412

Trucking & Leasing - 0.1%
GATX Corp.,
4.00%, 6/30/30
(Cost $11,661)	10,000	11,359

Technology - 10.9%
Computers - 3.8%
Apple, Inc.
2.40%, 5/3/23	7,000	7,251
3.00%, 2/9/24	20,000	21,157
3.20%, 5/13/25	17,000	18,464
2.45%, 8/4/26	13,000	13,874
3.20%, 5/11/27	10,000	11,079
1.65%, 2/8/31	10,000	9,903
4.45%, 5/6/44	15,000	19,531
3.85%, 8/4/46	20,000	23,984
3.75%, 11/13/47	15,000	17,706
2.95%, 9/11/49	2,000	2,084
2.65%, 5/11/50	4,000	3,968
2.65%, 2/8/51	10,000	9,880
Dell International LLC / EMC Corp.
6.02%, 6/15/26	15,000	17,956
5.30%, 10/1/29	20,000	24,366
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	10,000	11,398
6.35%, 10/15/45	9,000	12,467
HP, Inc.,
3.40%, 6/17/30	15,000	16,072
International Business Machines Corp.
3.625%, 2/12/24	15,000	16,115
1.95%, 5/15/30(a)	10,000	10,045
4.00%, 6/20/42	15,000	17,791
4.25%, 5/15/49	5,000	6,255
NetApp, Inc.,
1.875%, 6/22/25	5,000	5,154

(Cost $274,200)		296,500

Semiconductors - 2.1%
Analog Devices, Inc.,
3.90%, 12/15/25	5,000	5,574

Applied Materials, Inc.

4.35%, 4/1/47	3,000	3,854
2.75%, 6/1/50	5,000	5,029
Intel Corp.
3.70%, 7/29/25	20,000	22,033
3.15%, 5/11/27	10,000	11,025
4.10%, 5/11/47	15,000	18,139
3.05%, 8/12/51	6,000	6,186
4.95%, 3/25/60	7,000	9,901
Lam Research Corp.
4.875%, 3/15/49	2,000	2,767
2.875%, 6/15/50	5,000	5,150
Marvell Technology, Inc.,
144A, 1.65%, 4/15/26	6,000	6,044
Micron Technology, Inc.,
4.64%, 2/6/24	25,000	27,215
NVIDIA Corp.
2.85%, 4/1/30	12,000	13,005
3.70%, 4/1/60	4,000	4,778
NXP BV / NXP Funding LLC / NXP USA, Inc.,
144A, 2.50%, 5/11/31	12,000	12,349
Texas Instruments, Inc.
2.25%, 5/1/23	5,000	5,142
4.15%, 5/15/48	5,000	6,345

(Cost $156,936)		164,536

Software - 5.0%
Activision Blizzard, Inc.
3.40%, 9/15/26	10,000	11,020
2.50%, 9/15/50	2,000	1,789
Adobe, Inc.,
2.15%, 2/1/27	7,000	7,359
Electronic Arts, Inc.,
1.85%, 2/15/31	5,000	4,919
Fidelity National Information Services, Inc.,
0.375%, 3/1/23	25,000	25,002
Fiserv, Inc.
4.20%, 10/1/28	25,000	28,741
3.50%, 7/1/29	10,000	11,010
Microsoft Corp.
2.00%, 8/8/23	10,000	10,319
2.40%, 8/8/26	10,000	10,699
3.30%, 2/6/27	10,000	11,162
3.50%, 2/12/35	10,000	11,764
3.70%, 8/8/46	10,000	12,179
2.525%, 6/1/50	6,000	5,996
2.921%, 3/17/52	25,000	26,910
3.95%, 8/8/56	2,000	2,559
2.675%, 6/1/60	5,000	5,048
Oracle Corp.
3.40%, 7/8/24	10,000	10,708
2.50%, 4/1/25	15,000	15,742
2.95%, 5/15/25	10,000	10,645
2.95%, 4/1/30	15,000	15,941
2.875%, 3/25/31	25,000	26,343
4.30%, 7/8/34	25,000	29,110
4.00%, 7/15/46	10,000	11,037
4.00%, 11/15/47	10,000	11,020
3.95%, 3/25/51	10,000	11,089
3.85%, 4/1/60	14,000	15,076
Roper Technologies, Inc.,
3.80%, 12/15/26	18,000	20,151
salesforce.com, Inc.
3.70%, 4/11/28	5,000	5,690
3.05%, 7/15/61	8,000	8,351
VMware, Inc.
4.70%, 5/15/30	10,000	11,958
2.20%, 8/15/31	5,000	4,967

(Cost $374,876)		394,304

Utilities - 8.1%
Electric - 6.4%
AES Corp.,
1.375%, 1/15/26	10,000	9,957
Ameren Illinois Co.,
2.90%, 6/15/51	6,000	6,220
Appalachian Power Co.,
Series Z, 3.70%, 5/1/50	15,000	16,802
Atlantic City Electric Co.,
2.30%, 3/15/31	10,000	10,335
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	5,312
Series AC, 4.25%, 2/1/49	10,000	12,859
CenterPoint Energy, Inc.,
2.95%, 3/1/30	5,000	5,306
Commonwealth Edison Co.
2.20%, 3/1/30	20,000	20,599
4.00%, 3/1/48	5,000	6,022
3.00%, 3/1/50	6,000	6,238
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	10,000	11,101
Series 20B, 3.95%, 4/1/50	25,000	29,175
4.625%, 12/1/54	5,000	6,415
Consumers Energy Co.,
3.50%, 8/1/51	20,000	23,058
Duke Energy Florida LLC,
4.20%, 7/15/48	10,000	12,373
Emera US Finance LP,
3.55%, 6/15/26	10,000	10,927
Entergy Texas, Inc.,
1.75%, 3/15/31	10,000	9,650
Eversource Energy
Series N, 3.80%, 12/1/23	20,000	21,380
3.45%, 1/15/50	17,000	18,433
Interstate Power and Light Co.,
3.25%, 12/1/24	10,000	10,729
Louisville Gas and Electric Co.,
Series 25, 3.30%, 10/1/25	20,000	21,767
Ohio Power Co.,
Series Q, 1.625%, 1/15/31	15,000	14,616
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	12,000	11,779
2.75%, 5/15/30	12,000	12,987
3.10%, 9/15/49	4,000	4,285
PacifiCorp,
3.60%, 4/1/24	20,000	21,411
PPL Electric Utilities Corp.,
3.00%, 10/1/49	5,000	5,285
Public Service Co. of Colorado
1.875%, 6/15/31	10,000	10,023
Series 34, 3.20%, 3/1/50	10,000	10,840

Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	5,000	5,265
MTN, 3.80%, 3/1/46	20,000	23,708
Puget Energy, Inc.
3.65%, 5/15/25	10,000	10,773
4.10%, 6/15/30	5,000	5,620
Puget Sound Energy, Inc.,
3.25%, 9/15/49	8,000	8,571
San Diego Gas & Electric Co.,
Series RRR, 3.75%, 6/1/47	10,000	11,414
Sempra Energy,
4.05%, 12/1/23	10,000	10,696
Southern Power Co.,
0.90%, 1/15/26	10,000	9,869
Tampa Electric Co.,
4.45%, 6/15/49	7,000	9,089
Tucson Electric Power Co.,
4.00%, 6/15/50	7,000	8,461
WEC Energy Group, Inc.,
3.55%, 6/15/25	15,000	16,356
Wisconsin Power and Light Co.,
3.00%, 7/1/29	15,000	16,348

(Cost $493,027)		502,054

Gas - 1.3%
Atmos Energy Corp.,
3.375%, 9/15/49	15,000	16,607
CenterPoint Energy Resources Corp.,
3.55%, 4/1/23	15,000	15,692
NiSource, Inc.
3.49%, 5/15/27	15,000	16,575
4.375%, 5/15/47	12,000	14,682
ONE Gas, Inc.,
2.00%, 5/15/30	10,000	9,997
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31	5,000	5,124
Southern California Gas Co.,
Series VV, 4.30%, 1/15/49	20,000	25,268

(Cost $98,766)		103,945

Water — 0.4%
American Water Capital Corp.
3.40%, 3/1/25	10,000	10,839
2.80%, 5/1/30	2,000	2,138
3.45%, 5/1/50	13,000	14,292
Essential Utilities, Inc.,
3.351%, 4/15/50	5,000	5,269

(Cost $35,163)		32,538

TOTAL CORPORATE BONDS (Cost $7,332,222)		7,736,140

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $16,410)	16,410	16,410

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $16,355)	16,355	16,355

TOTAL INVESTMENTS - 99.2% (Cost $7,364,987)		$7,768,905
Other assets and liabilities, net - 0.8%		64,072

NET ASSETS - 100.0%		$7,832,977

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.70%, 5/30/24(b)
10,805	—	—	—	(102)	93	—	10,000	10,703
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%,(c)(d)
41,760	—	(25,350)(e)	—	—	—	—	16,410	16,410
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
108,903	68,201	(160,749)	—	—	3	—	16,355	16,355

161,468	68,201	(186,099)	—	(102)	96	—	42,765	43,468

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $108,827, which is 1.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $95,782.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(f)	$—	$7,736,140	$—	$7,736,140
Short-Term Investments(f)	32,765	—	—	32,765

TOTAL	$32,765	$7,736,140	$—	$7,768,905

(f)	See Schedule of Investments for additional detailed categorizations.